Financial risk management - Market risk - Currency risk transaction risk (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Financial risk management
Sensitivity analysis risk assumption	3.00%
USD/SEK exchange rate - increase	3.00%	3.00%
USD/SEK exchange rate - decrease	3.00%	3.00%
Currency risk
Financial risk management
(Increase)/decrease in loss before tax due to increase in risk component		$ 406
(Increase)/decrease in loss before tax due to decrease in risk component		(406)
Currency risk | United States of America, Dollars
Financial risk management
(Increase)/decrease in loss before tax due to increase in risk component	$ (83)
(Increase)/decrease in loss before tax due to decrease in risk component	83
Currency risk | United States of America, Dollars | Trade receivables
Financial risk management
Net foreign currency position	10,803	18,095
Currency risk | United States of America, Dollars | Trade payable
Financial risk management
Net foreign currency position	7,083	2,258
Currency risk | United States of America, Dollars | Royalties
Financial risk management
Net foreign currency position	4,730	2,321
Currency risk | United States of America, Dollars | Accrued expenses
Financial risk management
Net foreign currency position	3,352	1,553
Currency risk | Euro Member Countries, Euro
Financial risk management
(Increase)/decrease in loss before tax due to increase in risk component	237	151
(Increase)/decrease in loss before tax due to decrease in risk component	(237)	(151)
Currency risk | Euro Member Countries, Euro | Trade receivables
Financial risk management
Net foreign currency position	13,054	8,509
Currency risk | Euro Member Countries, Euro | Trade payable
Financial risk management
Net foreign currency position	3,916	1,183
Currency risk | Euro Member Countries, Euro | Royalties
Financial risk management
Net foreign currency position	0	0
Currency risk | Euro Member Countries, Euro | Accrued expenses
Financial risk management
Net foreign currency position	965	2,167
Currency risk | United Kingdom, Pounds
Financial risk management
(Increase)/decrease in loss before tax due to increase in risk component	148	57
(Increase)/decrease in loss before tax due to decrease in risk component	(148)	(57)
Currency risk | United Kingdom, Pounds | Trade receivables
Financial risk management
Net foreign currency position	5,287	1,912
Currency risk | United Kingdom, Pounds | Trade payable
Financial risk management
Net foreign currency position	122	8
Currency risk | United Kingdom, Pounds | Royalties
Financial risk management
Net foreign currency position	58	0
Currency risk | United Kingdom, Pounds | Accrued expenses
Financial risk management
Net foreign currency position	55	18
Currency risk | Japan, Yen
Financial risk management
(Increase)/decrease in loss before tax due to increase in risk component	96	42
(Increase)/decrease in loss before tax due to decrease in risk component	(96)	(42)
Currency risk | Japan, Yen | Trade receivables
Financial risk management
Net foreign currency position	3,272	1,403
Currency risk | Japan, Yen | Trade payable
Financial risk management
Net foreign currency position	0	2
Currency risk | Japan, Yen | Royalties
Financial risk management
Net foreign currency position	0	0
Currency risk | Japan, Yen | Accrued expenses
Financial risk management
Net foreign currency position	$ 0	$ 0